Leases - Schedule of Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Amortization of right-of-use assets	$ 168	$ 168
Interest on lease liabilities	9	20
Operating lease cost	535	554
Operating cash flows from finance leases	391	361
Operating cash flows from operating leases	530	506
Financing cash flows from finance leases	9	20
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 230	$ 28
Weighted-average remaining lease term - finance leases	2 months 30 days	1 year 2 months 30 days
Weighted-average remaining lease term - operating leases	5 years 11 months 1 day	7 years 4 days
Weighted-average discount rate - finance leases	3.00%	3.00%
Weighted-average discount rate - operating leases	4.10%	4.20%